OPERATING LEASES - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Number of Leased Assets | vessel	2
Lease expense	$ 6,964	$ 12,751
Payments for operating leases	$ 5,200	6,600
Operating lease, weighted average discount rate	4.00%
Operating lease, weighted average remaining lease term	4 years
Ship operating expense
Lessee, Lease, Description [Line Items]
Lease expense	$ 3,300
Charter hire expense
Lessee, Lease, Description [Line Items]
Lease expense	4,200
Administrative expense
Lessee, Lease, Description [Line Items]
Lease expense	1,400
Property Subject to Operating Lease [Member]
Lessee, Lease, Description [Line Items]
Lease expense	$ 5,600	$ 6,600